STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

February 1, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Jeffrey Foor

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 40 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 40 (the “Amendment”) to the Fund's Registration Statement on Form N-1A. The Amendment is being filed in order to add a new series to the Fund – Lazard Retirement Emerging Markets Equity Blend Portfolio (the “Emerging Markets Equity Blend Portfolio”). Other changes being effected in the Amendment are outlined below. The prospectus and the statement of additional information included in the Amendment are marked to show changes from Amendment No. 39 to the Registration Statement, which was filed on April 15, 2010.

Lazard Retirement Emerging Markets Equity Blend Portfolio. The Emerging Markets Equity Blend Portfolio's investment objective is to seek long-term capital appreciation. The Emerging Markets Equity Blend Portfolio will invest primarily in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts of non-U.S. companies whose principal activities are located in emerging market countries. Under normal circumstances, the Emerging Markets Equity Blend Portfolio will invest at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

The types of investments the Emerging Markets Equity Blend Portfolio may make are those in which other Fund portfolios may invest. Disclosure regarding such investments is the same as the existing disclosure for such other portfolios, which has previously been reviewed by the staff (the “Staff”) of the Securities and Exchange Commission. The distribution of the Emerging Markets Equity Blend Portfolio's Service Shares and Investor Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

Other changes being effected in the Amendment (relating primarily to the prospectus) include:

•	the addition of specific disclosure regarding exchange-traded notes, short selling and futures contracts in Lazard Retirement Capital Allocator Opportunistic Strategies Portfolio;

•	a change in the range of securities held by Lazard Retirement International Strategic Equity Portfolio from 30 to 55 issuers to 40 to 60 issuers;

•	a change in management fee and expense limitations for Lazard Retirement U.S. Equity Value Portfolio and Lazard Retirement U.S. Strategic Equity Portfolio; and

•

eliminating disclosure of the Portfolios' objectives, strategies and risks stated in response to Item 9 of Form N-1A in “Additional Information About Principal Investment Strategies and Principal Investment Risks” to the extent it duplicates disclosures made in the “Summary Section” in response to Items 2 and 4 of Form N-1A.

The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to complete financial and other information, to respond to any comments the Staff may have on the Amendment and to file outstanding exhibits.

Please telephone the undersigned at 212.806.6173, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Linda Y. Kim

Linda Y. Kim

cc:	Janna Manes